Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value or a recurring basis - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value or a recurring basis [Line Items]
Total derivative liabilities
Level 2 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value or a recurring basis [Line Items]
Total derivative liabilities
Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of assets or liabilities measured at fair value or a recurring basis [Line Items]
Total derivative liabilities	$ 186,140	$ 978,232	$ 201,430